Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	August 2013
Distribution Date	09/16/13
Transaction Month	8
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		December 15, 2012
Closing Date:		January 30, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:		$1,532,687,217.90

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%		February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%		December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%		July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%		September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%		September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%		June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$4,295,002.80	0.0124493	$-	-	$4,295,002.80
Class A-2 Notes	$486,000,000.00	1.0000000	$450,510,767.89	0.9269769	$35,489,232.11
Class A-3 Notes	$422,000,000.00	1.0000000	$422,000,000.00	1.0000000	$-
Class A-4 Notes	$163,200,000.00	1.0000000	$163,200,000.00	1.0000000	$-
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$1,147,525,002.80	0.7710670	$1,107,740,767.89	0.7443344	$39,784,234.91

Weighted Avg. Coupon (WAC)	3.89%		3.89%
Weighted Avg. Remaining Maturity (WARM)	51.36		50.45
Pool Receivables Balance	$1,211,964,353.42		$1,169,752,143.31
Remaining Number of Receivables	70,884		69,765

Adjusted Pool Balance	$1,195,338,544.58		$1,153,896,633.21

III. COLLECTIONS

Principal:
Principal Collections	$40,663,944.27
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$881,128.19
Total Principal Collections	$41,545,072.46

Interest:
Interest Collections	$4,026,746.92
Late Fees & Other Charges	$61,675.25
Interest on Repurchase Principal	$-
Total Interest Collections	$4,088,422.17

Collection Account Interest	$318.65
Reserve Account Interest	$32.55
Servicer Advances	$-

Total Collections	$45,633,845.83

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	August 2013
Distribution Date	09/16/13
Transaction Month	8
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections					$45,633,845.83
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$45,633,845.83
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,009,970.29		$1,009,970.29	$1,009,970.29
Collection Account Interest					$318.65
Late Fees & Other Charges					$61,675.25
Total due to Servicer					$1,071,964.19

2. Class A Noteholders Interest:
Class A-1 Notes		$763.56		$763.56
Class A-2 Notes		$162,000.00		$162,000.00
Class A-3 Notes		$196,933.33		$196,933.33
Class A-4 Notes		$102,000.00		$102,000.00

Total Class A interest:		$461,696.89		$461,696.89	$461,696.89

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$44,024,348.50

7. Regular Principal Distribution Amount:					$39,784,234.91

		Distributable Amount		Paid Amount
Class A-1 Notes				$4,295,002.80
Class A-2 Notes				$35,489,232.11
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$39,784,234.91		$39,784,234.91
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$39,784,234.91		$39,784,234.91

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					4,240,113.59

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$16,625,808.84
Beginning Period Amount	$16,625,808.84
Current Period Amortization	$770,298.74
Ending Period Required Amount	$15,855,510.10
Ending Period Amount	$15,855,510.10
Next Distribution Date Amount	$15,105,133.92

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	August 2013
Distribution Date	09/16/13
Transaction Month	8
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$47,813,541.78	$46,155,865.33	$46,155,865.33
Overcollateralization as a % of Original Adjusted Pool		3.12%	3.01%	3.01%
Overcollateralization as a % of Current Adjusted Pool		4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.91%	69,005	98.73%	$1,154,925,359.43
30 - 60 Days	0.84%	589	0.98%	$11,415,140.98
61 - 90 Days	0.21%	146	0.25%	$2,885,709.17
91 + Days	0.04%	25	0.04%	$525,933.73
		69,765		$1,169,752,143.31
Total
Delinquent Receivables 61 + days past due	0.25%	171	0.29%	$3,411,642.90
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.24%	170	0.29%	$3,566,579.13
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.22%	160	0.26%	$3,327,648.39
Three-Month Average Delinquency Ratio	0.24%		0.28%

Repossession in Current Period		72		$1,513,349.84
Repossession Inventory		105		$1,125,586.15

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,548,265.84
Recoveries				$(881,128.19)
Net Charge-offs for Current Period				$667,137.65

Beginning Pool Balance for Current Period				$1,211,964,353.42

Net Loss Ratio				0.66%
Net Loss Ratio for 1st Preceding Collection Period				0.87%
Net Loss Ratio for 2nd Preceding Collection Period				0.43%
Three-Month Average Net Loss Ratio for Current Period				0.65%

Cumulative Net Losses for All Periods				$3,809,422.48
Cumulative Net Losses as a % of Initial Pool Balance				0.24%

Principal Balance of Extensions				$5,814,230.80
Number of Extensions				272

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